SEGMENTED DISCLOSURE INFORMATION - Investment properties (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Geographic segmentation:
Investment properties	$ 9,397,286	$ 8,808,139
Percentage of investment property	100.00%	100.00%
Canada
Geographic segmentation:
Investment properties	$ 2,111,977	$ 2,018,661
Percentage of investment property	22.00%	23.00%
United States
Geographic segmentation:
Investment properties	$ 5,043,622	$ 4,593,136
Percentage of investment property	54.00%	52.00%
Austria
Geographic segmentation:
Investment properties	$ 834,554	$ 819,002
Percentage of investment property	9.00%	9.00%
Germany
Geographic segmentation:
Investment properties	$ 625,670	$ 612,350
Percentage of investment property	7.00%	7.00%
Netherlands
Geographic segmentation:
Investment properties	$ 781,463	$ 764,990
Percentage of investment property	8.00%	9.00%